Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Carying Amount of the Convertible Notes
The carrying amount of the iQIYI Convertible Notes as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Principal	10,801	8,161	1,118
Less: unamortized discount and debt issuance costs	(145)	(432)	(59)

Net carrying amount	10,946	8,593	1,177

Summary of Debt Instruments Interest Cost Recognized
For the years ended December 31, 2022, 2023 and 2024, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Contractual interest expense	404	644	571	78
Amortization of the discount and issuance costs	66	292	278	38

Total	470	936	849	116